Derivative liability	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability
6	Derivative liability

The Company has issued stock purchase warrants. Based on the terms of certain of these warrants the Company determined that the warrants were a derivative liability which is recognized at fair value at the date of the transaction and re-measured at fair value each reporting period with the changes in fair value recorded in the consolidated condensed statement of loss and comprehensive loss.

CDN $0.50 Unit Warrants

The Company issued 4,150,000 units on January 23, 2012, 560,000 on February 27, 2012 and 50,000 on May 10, 2012. In addition, during the year ended December 31, 2011 the Company issued 500,000 units on October 3, 2011, 100,000 on October 7, 2011, and 50,000 on November 11, 2011. In total, the Company issued 5,410,000 units for services in settlement of accounts payable and cash proceeds for an aggregate of $2,671,923 (CDN $2,705,000).

The proceeds from the issuance of 3,000,000 of these units issued during the quarter ended March 31, 2012 were held in escrow pursuant to an exclusive option investment agreement with a strategic investor. Subsequently, the Company elected to let the option expire and the related units were cancelled and the funds returned to the subscriber in order for the Company to retain control over certain intellectual property and commercial rights.

The warrants issued with the units have been re-valued at March 31, 2013 using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility - 84%, risk free rate - 0.35% and a term of ten months.

Investor Warrants

In connection with the Reverse Acquisition (note 3), on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013, the Company entered into and closed a series of subscription agreements with accredited investors (the “Investors”), pursuant to which the Company issued an aggregate of 13,125,002 Units at a purchase price of $0.80 per Unit, for aggregate gross proceeds of $10,500,000 (the “Private Offering”). Each Unit consists of one share of common stock and one five-year warrant (the “Investor Warrants”) to purchase one share of common stock at an exercise price of $0.80. The exercise price of the Investor Warrants is subject to adjustment in the event that the Company sells common stock at a price lower than the exercise price, subject to certain exceptions. The Investor Warrants are redeemable by the Company at a price of $0.001 per Investor Warrant at any time subject to the conditions that (i) the Company’s common stock has traded for twenty (20) consecutive trading days with a closing price of at least $1.60 per share with an average trading volume of 50,000 shares per day and (ii) the underlying shares of common stock are registered.

The Investor Warrants issued with the units have been re-valued at March 31, 2013 using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility - 104%, risk free rate - 1.0% and a term of five years.

Dividend Warrants

As a result of the Reverse Acquisition, certain warrants that Berry issued pursuant a warrant dividend became warrants of the Company (the “Dividend Warrants”). The Dividend Warrants are exercisable at $1.25 per share until January 24, 2018. The Dividend Warrants will only be exercisable at such times as the underlying shares of common stock are registered. The Dividend Warrants will be redeemable by the Company at a price of $0.001 per Dividend Warrant at any time commencing 18 months following the date of issuance subject to the conditions that (i) the Company’s common stock has traded for twenty (20) consecutive trading days with a closing price of at least $2.50 per share and (ii) the underlying shares of common stock are registered. Subject to the conditions set forth therein, the Dividend Warrants may be redeemed by the Company upon not less than sixty (60) days nor more than ninety (90) days prior written notice.

The Dividend Warrants have been measured at fair value at March 31, 2013 using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility - 104%, risk free rate - 1.0% and a term of five years.

The Company’s derivative liability is summarized as follows:

	March 31, 2013 $	December 31, 2012 $

Opening balance	121,000	106,146

Issuance of units	3,681,372	333,356
Dividend Warrant liability acquired on Reverse Acquisition	2,041,680	-
Change in fair value	2,543,574	(318,502)

Closing balance	8,387,626	121,000

6	Derivative liability

The Company issued 4,150,000 units on January 23, 2012, 560,000 on February 27, 2012, and 50,000 on May 10, 2012. In addition, during the year ended December 31, 2011 the Company issued 500,000 units on October 3, 2011, 100,000 on October 7, 2011, and 50,000 on November 11, 2011. In total, the Company issued 5,410,000 units for services in settlement of accounts payable and cash proceeds for an aggregate of $2,671,923 (CDN $2,705,000).

The proceeds from the issuance of 3,000,000 of these units issued during the year ended December 31, 2012 were held in escrow pursuant to an exclusive option investment agreement with a strategic investor. Subsequently, the Company elected to let the option expire and the related units were cancelled and the funds returned to the subscriber in order for the Company to retain control over certain intellectual property and commercial rights.

As a result, the Company has issued a net total of 2,410,000 units to December 31, 2012. The units were issued for CDN $0.50 per unit for services, settlement of accounts payable and cash proceeds of an aggregate $1,198,623 (CDN $1,205,000). Each unit consists of one common share and one share purchase warrant. As a result of the units being issued on different dates, the exercise prices, cashless exercise provisions and expiry dates of the units are separated into groupings of 1,110,000 and 1,300,000 warrants respectively.

Each of the 1,110,000 warrant is exercisable until October 31, 2013. The exercise price of each warrant is as follows:

Exercise dates	Price $Cdn

Up to and including October 31, 2012	0.75
From November 1, 2012 up to December 31, 2012	0.80
From January 1, 2013 up to April 29, 2013	0.90
From April 30, 2013 up to July 30, 2013	1.00
From July 31, 2013 up to October 31, 2013	1.25

Under the terms of the subscription agreements DelMar shall use reasonable commercial efforts to complete a liquidity event (“Liquidity Event”). A Liquidity Event shall include but not be limited to the sale of the Company, or its assets, or listing of the Company’s shares on a public stock exchange, through an initial public offering (”IPO”), reverse takeover, merger, amalgamation, or any other comparable event that includes a minimum additional aggregate funding of not less than CDN $5,000,000.

If the Company has not filed a preliminary prospectus with respect to an Initial Public Offering (“IPO”) with one or more securities regulators in Canada or the United States or entered into a letter of intent or binding agreement with respect to a Liquidity Event by certain dates then a portion of the warrants associated with the units will have a cashless exercise provision that will be automatically activated. The cashless exercise provisions are as follows:

Liquidity event date	Portion of warrants to be exercised without cash

By October 31, 2012	10%
By January 1, 2013	an additional 15%
By April 30, 2013	an additional 20%
By July 31, 2013	an additional 25%
By October 31, 2013	an additional 30%

If the Company has not met the requirements for a Liquidity Event by October 31, 2013, all of the warrants issued with the units will be automatically exercised for one common share for no additional consideration.

Upon the receipt of the Liquidity Event notice, each warrant holder will have 20 days after receipt thereof to conditionally exercise any outstanding warrants subject to the occurrence of the Liquidity Event. To the extent that a warrant holder elects not to exercise his rights to conditionally exercise all or any warrants during the Liquidity Event notice period the warrant holder’s right to exercise such warrants will be suspended until the completion of the Liquidity Event or the Company notifies the warrant holder that it will not be proceeding with the Liquidity Event.

Following the occurrence of a Liquidity Event any warrants that were not exercised at such time shall be adjusted as follows:

i)	Unexercised warrants shall expire on the date which is 12 months after the occurrence of a Liquidity Event (the “New Expiry Date”);

ii)	Up to and including the sixth month anniversary of the Liquidity Event, the exercise price shall equal 120% of the closing price of the underlying securities on the Liquidity Event date;

iii)
From and excluding the sixth month anniversary date of the Liquidity Event to and including the New Expiry Date, the exercise price of the warrants shall be 150% of the closing price of the underlying securities on the Liquidity Event date.

If at any time after the completion of a Liquidity Event the common shares of the Company, or exchange shares in the event of a reverse takeover, the closing price of the Company’s shares or exchange shares is at least two times the closing price of the common shares of the Company or the exchange shares on the completion date of a Liquidity Event, as the case may be, the Company shall be permitted to terminate any outstanding warrants on three business days written notice.

Of the total 2,410,000 warrants outstanding, 1,300,000 warrants have the following terms. Each of the 1,300,000 warrant is exercisable until December 31, 2013. The exercise price of each warrant is as follows:

Exercise dates	Price $Cdn

Up to and including December 31, 2012	0.75
From January 1, 2013 up to March 30, 2012	0.80
From March 31, 2013 up to June 29, 2013	0.90
From June 30, 2013 up to September 29, 2013	1.00
From September 30, 2013 up to December 31, 2013	1.25

The 1,300,000 warrants are subject to the same Liquidity Event provisions as the 1,100,000 warrants. The cashless exercise provisions as follows:

Liquidity event date	Portion of warrants to be exercised without cash

By December 31, 2012	10%
By March 31, 2013	an additional 15%
By June 30, 2013	an additional 20%
By September 30, 2013	an additional 25%
By December 31, 2013	an additional 30%

All other terms of the 1,300,000 warrants are the same as the 1,110,000 warrants. Included in the 2,410,000 net units issued to December 31, 2012 are 610,000 units issued to officers and directors of the Company pursuant to either their respective consulting agreements or for settlement of accounts payable (note 8).

Based on the terms of the warrants it was determined that the warrants were considered a derivative liability which is recognized at fair value at the date of the transaction and re-measured at fair value every reporting period with gains or losses on the changes in fair value recorded in the statement of loss and comprehensive loss.

The warrants issued with the units have been re-valued at December 31, 2012 using a simulated probability valuation model using the following assumptions:  dividend rate - 0%, volatility - 71%, risk free rate – 1.7% and a term of one year.

Pursuant to finders’ fee agreements (notes 7 and 10(a)) the Company is required to pay finder’s fees related to the issuance of certain units. In relation to these agreements at December 31, 2012 the Company recognized $49,635 related to the cash component and $14,295 related to the warrant component of the finders’ fees. These items have been recorded as issue costs and been allocated to capital stock and derivative liability. The issue costs allocated to the derivative liability have been expensed in the statement of operations and comprehensive loss at December 31, 2012.

The financing completed by the Company subsequent to December 31, 2012 (note 12 (b)) qualified as a Liquidity Event under the terms of the warrant agreements. As a result, all of the 2,410,000 warrants have been adjusted per the Liquidity Event provision of the underlying warrant agreement. Therefore, all of the warrants now expire on January 25, 2014. The warrants are now exercisable at $0.96 per warrant until July 25, 2013 and $1.20 per warrant from July 26, 2013 until January 25, 2014. Also, due to the timing of the Liquidity Event, a total of 110,000 warrants are exercisable on a cashless basis.

$

Opening balance - January 1, 2011	-

Issuance of units	106,146

Closing balance - December 31, 2011	106,146

Issuance of units	333,356
Change in fair value	(318,502)

Closing balance - December 31, 2012	121,000